Summary of Significant Accounting Policies - Disposals (Details) $ in Thousands, € in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2014 EUR (€)	Jul. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)
Disposals
Gain related to sale of business			$ 8,636
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Sports and events ticketing business
Disposals
Gain related to sale of business	€ 5.7	$ 8,600